PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Plan Asset Categories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in financial position [line items]
Cash & cash equivalents	€ 4	€ 4
Equities	123	176
Bonds	226	259
Property	74	71
Other	34	34
Total fair value of plan assets	461	544
Quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	4	4
Equities	87	115
Bonds	146	149
Property	14	16
Other	0	0
Total fair value of plan assets	251	284
Not quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	0	0
Equities	36	61
Bonds	80	110
Property	60	55
Other	34	34
Total fair value of plan assets	€ 210	€ 260